Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Category of Revenue
Revenues	$ 39,932,329	$ 26,729,054
Services transferred at a point in time [Member]
Category of Revenue
Revenues	39,932,329	26,729,054
Services transferred over time [Member]
Category of Revenue
Revenues
Revenue recognized on gross basis [Member]
Category of Revenue
Revenues	39,932,329	26,729,054
Revenue recognized on net basis [Member]
Category of Revenue
Revenues
Virtual technology service [Member]
Category of Revenue
Revenues	27,102,442	15,036,110
Digital asset development and others [Member]
Category of Revenue
Revenues	7,932,537	11,692,944
Sales of digital asset [Member]
Category of Revenue
Revenues	$ 4,897,350